Revenue and Customers - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended									8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Operating revenues	$ 77,481	$ 250,371	$ 203,207	$ 241,836	$ 237,918	$ 281,311	$ 454,088	$ 275,526	$ 292,936	$ 282,888	$ 562,147	$ 761,065	$ 964,272	$ 1,305,438	$ 1,082,826
Floaters
Disaggregation of Revenue [Line Items]
Operating revenues	50,057	158,313		127,286							349,634	367,304	491,407	727,177
Jackups
Disaggregation of Revenue [Line Items]
Operating revenues	23,994	72,841		99,764							166,046	347,251	417,829	518,881
Contract drilling services
Disaggregation of Revenue [Line Items]
Operating revenues	$ 74,051	$ 231,154		$ 227,050							$ 515,680	$ 714,555	$ 909,236	1,246,058	$ 1,036,082
Drillships, Exclusive of contract termination
Disaggregation of Revenue [Line Items]
Operating revenues														560,319
Contract Drilling Services, Exclusive of contract termination
Disaggregation of Revenue [Line Items]
Operating revenues														$ 1,079,200